Provisions - Schedule of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Provisions [Line Items]
Environmental rehabilitation costs	$ 283.1	$ 275.4		$ 275.4		$ 281.5	$ 283.1
South Deep dividend						6.4	6.4
Silicosis settlement costs	31.9	0.0
Other						1.5	2.2
Total provisions						$ 321.3	$ 291.7	[1]
Environmental rehabilitation costs Balance at beginning of the year	283.1	275.4
Changes in estimates - Continuing operations	(5.4)	4.9
Changes in estimates - discontinued operations	0.0	0.1
Interest expense - Continuing operations	12.1	10.7	[1]	11.7	[1]
Interest expense - discontinued operations	0.2	0.2
Payments	(8.1)	(7.4)
Disposal of subsidiary	(12.9)	0.0
Translation adjustment	12.5	(0.8)
Environmental rehabilitation costs balance at end of the year	281.5	283.1		$ 275.4
Total gross closure cost estimates	381.0	380.8
South Africa [member]
Disclosure of Provisions [Line Items]
Total gross closure cost estimates	41.8	37.1
Ghana [member]
Disclosure of Provisions [Line Items]
Total gross closure cost estimates	98.1	105.3
Australia [member]
Disclosure of Provisions [Line Items]
Total gross closure cost estimates	179.2	181.8
Peru [member]
Disclosure of Provisions [Line Items]
Total gross closure cost estimates	$ 61.9	$ 56.6

[1]	As Restated - Refer note 40 for further details.